Condensed Consolidated Statements of Stockholders’ Equity (Unaudited) - USD ($)	Series A Preferred Stock	Series AA Preferred Stock	Series AAA Preferred Stock	Series AAAA Preferred Stock	Common Stock	To Be Issued	Additional Paid-in Capital	Accumulated Deficit	Non- controlling Interest	Total
Balance at Dec. 31, 2023					$ 5,094	$ 265	$ 24,838,202	$ (24,980,758)	$ (331,313)	$ (468,510)
Balance (in Shares) at Dec. 31, 2023					50,938,193	2,657,550
Vesting of compensatory warrants							139,173			139,173
Common stock issued to officers for conversion of salaries
Imputed interest on related party loans							30,082			30,082
Net income (loss)								(1,331,942)	(20,089)	(1,352,031)
Common stock sold for cash					$ 60		599,940			600,000
Common stock sold for cash (in Shares)					600,000
Balance at Dec. 31, 2024					$ 5,154	$ 265	25,607,397	(26,312,700)	(351,402)	(1,051,286)
Balance (in Shares) at Dec. 31, 2024					51,538,193	2,657,550
Vesting of compensatory warrants							69,586			69,586
Common stock sold for cash					$ 25		249,975			250,000
Common stock sold for cash (in Shares)					250,000
Common stock issued to directors for conversion of fees					$ 15		149,985			150,000
Common stock issued to directors for conversion of fees (Shares)					150,000
Common stock issued to officers for conversion of salaries					$ 18		179,982			180,000
Common stock issued to officers for conversion of salaries (Shares)					180,000
Common stock issued for conversion of note payable					$ 25		249,975			250,000
Common stock issued for conversion of note payable (in Shares)					250,000
Imputed interest on related party loans							14,548			14,548
Derecognition of noncontrolling interest									351,402	351,402
Net income (loss)								(789,596)		(789,596)
Balance at Jun. 30, 2025					$ 5,237	$ 265	26,521,448	(27,102,296)		(575,346)
Balance (in Shares) at Jun. 30, 2025					52,368,193	2,657,550
Balance at Dec. 31, 2024					$ 5,154	$ 265	25,607,397	(26,312,700)	(351,402)	(1,051,286)
Balance (in Shares) at Dec. 31, 2024					51,538,193	2,657,550
Vesting of compensatory warrants							139,173			139,173
Common stock issued to directors for conversion of fees					$ 15		149,985			150,000
Common stock issued to directors for conversion of fees (Shares)					150,000
Common stock issued to officers for conversion of salaries										180,000
Imputed interest on related party loans							14,548			14,548
Derecognition of noncontrolling interest									351,402	351,402
Net income (loss)								(2,704,605)		(2,704,605)
Common stock sold for cash					$ 75		$ 749,925			750,000
Common stock sold for cash (in Shares)					750,000
Common stock issued for exercise of warrants					$ 25					250,000
Common stock issued for exercise of warrants (in Shares)					250,000		249,975
Common stock issued to officers for conversion of salaries					$ 18		$ 179,982			180,000
Common stock issued to officers for conversion of salaries (in Shares)					180,000
Common stock issued for conversion of note payable					$ 25		249,975			250,000
Common stock issued for conversion of note payable (in Shares)					250,000
Common stock issued from shares to be issued (in Shares)					2,657,550	(2,657,550)
Common stock issued from shares to be issued					$ 265	$ (265)
Common stock issued for services					$ 113		1,124,887			1,125,000
Common stock issued for services (in Shares)					1,125,000
Balance at Dec. 31, 2025					$ 5,690		28,465,847	(29,017,305)		(545,768)
Balance (in Shares) at Dec. 31, 2025					56,900,743
Balance at Mar. 31, 2025					$ 5,160	$ 265	25,709,581	(26,874,573)		(1,159,567)
Balance (in Shares) at Mar. 31, 2025					51,598,193	2,657,550
Vesting of compensatory warrants							34,793			34,793
Common stock sold for cash					$ 19		189,981			190,000
Common stock sold for cash (in Shares)					190,000
Common stock issued to directors for conversion of fees					$ 15		149,985			150,000
Common stock issued to directors for conversion of fees (Shares)					150,000
Common stock issued to officers for conversion of salaries					$ 18		179,982			180,000
Common stock issued to officers for conversion of salaries (Shares)					180,000
Common stock issued for conversion of note payable					$ 25		249,975			250,000
Common stock issued for conversion of note payable (in Shares)					250,000
Imputed interest on related party loans							7,151			7,151
Net income (loss)								(227,723)		(227,723)
Balance at Jun. 30, 2025					$ 5,237	$ 265	26,521,448	(27,102,296)		(575,346)
Balance (in Shares) at Jun. 30, 2025					52,368,193	2,657,550
Balance at Dec. 31, 2025					$ 5,690		28,465,847	(29,017,305)		(545,768)
Balance (in Shares) at Dec. 31, 2025					56,900,743
Vesting of stock options							14,180			14,180
Common stock sold for cash					$ 143		2,863,607			2,863,750
Common stock sold for cash (in Shares)					1,431,875
Common stock issued to directors for conversion of fees					$ 3		56,247			56,250
Common stock issued to directors for conversion of fees (Shares)					28,125
Common stock issued upon consummation of acquisition					$ 420		8,399,580			8,400,000
Common stock issued upon consummation of acquisition (in Shares)					4,200,000
Common stock issued to officers for conversion of salaries
Net income (loss)								15,936,368		15,936,368
Balance at Jun. 30, 2026					$ 6,256		39,799,461	(13,080,937)		$ 26,724,780
Balance (in Shares) at Jun. 30, 2026					62,560,743					2,657,550
Balance at Mar. 31, 2026					$ 6,185		38,365,352	(29,352,693)		$ 9,018,844
Balance (in Shares) at Mar. 31, 2026					61,850,743
Vesting of stock options							14,180			14,180
Common stock sold for cash					$ 71		1,419,929			1,420,000
Common stock sold for cash (in Shares)					710,000
Net income (loss)								16,271,756		16,271,756
Balance at Jun. 30, 2026					$ 6,256		$ 39,799,461	$ (13,080,937)		$ 26,724,780
Balance (in Shares) at Jun. 30, 2026					62,560,743					2,657,550